Earnings per share	12 Months Ended
Jun. 30, 2019
(Loss) / profit per share attributable to equity holders of the parent:
Earnings per share

27.	Earnings per share

(a)	Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year.

	June 30, 2019	June 30, 2018	June 30, 2017
Profit for the year of continuing operations attributable to equity holders of the parent	(26,083)	(1,013)	(3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year attributable to equity holders of the parent	(25,615)	14,727	(1,120)
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	(44.55)	25.61	(1.95)

(b)	Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares associated with incentive plans with potentially dilutive effect.

	June 30, 2019	June 30, 2018	June 30, 2017
Profit for the year of continuing operations attributable to equity holders of the parent	(26,083)	(1,013)	(3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year per share attributable to equity holders of the parent	(25,615)	14,727	(1,120)
Weighted average number of ordinary shares outstanding	575	579	575
Diluted earnings per share	(44,55)	25,44	(1,95)